Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 26, 2023	Aug. 27, 2022	Aug. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay versus Performance

Under rules adopted pursuant to the Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of Company financial performance. The information that follows is provided in compliance with these rules, however, additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made for fiscal 2023 is described above in our “Compensation Discussion and Analysis.”

The following table summarizes total compensation paid to our principal executive officer (“PEO”) as set forth in our Summary Compensation Table, compensation actually paid to our PEO, average compensation paid to our non-PEO named executive officers as set forth in our Summary Compensation Table, and average compensation actually paid to our non-PEO named executive officers, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the Company fiscal periods indicated:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)	Company- Selected Measure: Adjusted Revenue (in millions)(7)	Supplemental Company- Selected Measure: Adjusted Operating Income (in millions)(8)
2023	3,435,556	$3,157,753	1,128,676	$1,062,630	$93.05	$141.31	$103.8	$2,190.1	$170.6
2022	3,312,016	$1,845,414	895,658	$514,823	$94.60	$116.88	$103.4	$2,000.8	$166.7
2021	3,276,334	$3,665,751	1,004,122	$1,350,557	$119.48	$117.50	$151.1	$1,826.2	$195.8
(1)
The PEO’s “compensation actually paid” is reconciled in the following table in accordance with Item 402(v) of Regulation S-K:

	2023	2022	2021

Summary Compensation Table Value	$3,435,556	$3,312,016	$3,276,334

Subtract change in the actuarial present value of pension benefits as reported in the Summary Compensation Table for each applicable year	-	-	(169,979)
Subtract grant date fair value of equity awards as reported in the Summary Compensation Table for each applicable year	(1,599,847)	(1,850,599)	(1,730,230)
Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	125,489	160,255	193,446
Add fair value of equity compensation granted and vested in current year—value on vesting date	-	-	-
Add fair value of equity compensation granted in current year—value at end of year-end	1,418,747	904,998	1,983,077
Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	32,738	50,174	(502,705)
Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	(254,931)	(731,430)	615,807
Compensation Actually Paid	$3,157,753	$1,845,414	$3,665,751

(2)
Steven S. Sintros was PEO for each of the fiscal years 2023, 2022 and 2021.
(3)
The average non-PEO named executive officers’ “compensation actually paid” is reconciled in the following table in accordance with Item 402(v) of Regulation S-K:

	2023	2022	2021

Summary Compensation Table Value	$1,128,676	$895,658	$1,004,122

Subtract change in the actuarial present value of pension benefits as reported in the Summary Compensation Table for each applicable year	(1,832)	-	(92,006)
Subtract grant date fair value of equity awards as reported in the Summary Compensation Table for each applicable year	(500,314)	(350,195)	(273,923)
Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	46,316	62,251	72,991
Add fair value of equity compensation granted and vested in current year—value on vesting date	-	-	-
Add fair value of equity compensation granted in current year—value at end of year-end	444,800	315,489	425,776
Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	5,707	(678,153)	(94,745)
Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	(60,723)	269,774	308,341
Compensation Actually Paid	$1,062,630	$514,823	$1,350,557
(4)
The following non-PEO named executives officers are included in the calculations above:

2023: Shane O’Connor, David Katz, David DiFillippo, William Ross and Michael Croatti

2022: Shane O’Connor, David Katz, David DiFillippo, William Ross and Michael Croatti

2021: Shane O’Connor, David Katz, David DiFillippo and Cynthia Croatti

(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of three comparison companies used for the stock performance graph on page 19 of our Annual Report on Form 10-K for the fiscal year ended August 26, 2023 (Cintas Corporation, Rollins, Inc. and Aramark).
(7)
The Company has identified adjusted revenue as the Company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the non-PEO named executive officers in fiscal 2023 to the Company’s performance. See “Compensation Discussion and Analysis – Annual Cash Incentive Bonuses – Named Executive Officers – CEO Bonus Plan” for a description of our adjusted revenues for fiscal 2023.
(8)
The Company has also selected adjusted operating income as a supplemental Company-selected measure because adjusted operating income is weighted equally with adjusted revenue under our CEO Bonus Plan, executive bonus plan and performance-based restricted stock unit awards. See “Compensation Discussion and Analysis – Annual Cash Incentive Bonuses – Named Executive Officers – CEO Bonus Plan” for a description of our adjusted operating income for fiscal 2023.

Company Selected Measure Name	adjusted revenue
Named Executive Officers, Footnote
(4)
The following non-PEO named executives officers are included in the calculations above:

2023: Shane O’Connor, David Katz, David DiFillippo, William Ross and Michael Croatti

2022: Shane O’Connor, David Katz, David DiFillippo, William Ross and Michael Croatti

2021: Shane O’Connor, David Katz, David DiFillippo and Cynthia Croatti

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of three comparison companies used for the stock performance graph on page 19 of our Annual Report on Form 10-K for the fiscal year ended August 26, 2023 (Cintas Corporation, Rollins, Inc. and Aramark).

PEO Total Compensation Amount	$ 3,435,556	$ 3,312,016	$ 3,276,334
PEO Actually Paid Compensation Amount	$ 3,157,753	1,845,414	3,665,751
Adjustment To PEO Compensation, Footnote	he PEO’s “compensation actually paid” is reconciled in the following table in accordance with Item 402(v) of Regulation S-K:

	2023	2022	2021

Summary Compensation Table Value	$3,435,556	$3,312,016	$3,276,334

Subtract change in the actuarial present value of pension benefits as reported in the Summary Compensation Table for each applicable year	-	-	(169,979)
Subtract grant date fair value of equity awards as reported in the Summary Compensation Table for each applicable year	(1,599,847)	(1,850,599)	(1,730,230)
Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	125,489	160,255	193,446
Add fair value of equity compensation granted and vested in current year—value on vesting date	-	-	-
Add fair value of equity compensation granted in current year—value at end of year-end	1,418,747	904,998	1,983,077
Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	32,738	50,174	(502,705)
Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	(254,931)	(731,430)	615,807
Compensation Actually Paid	$3,157,753	$1,845,414	$3,665,751

Non-PEO NEO Average Total Compensation Amount	$ 1,128,676	895,658	1,004,122
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,062,630	514,823	1,350,557
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The average non-PEO named executive officers’ “compensation actually paid” is reconciled in the following table in accordance with Item 402(v) of Regulation S-K:

	2023	2022	2021

Summary Compensation Table Value	$1,128,676	$895,658	$1,004,122

Subtract change in the actuarial present value of pension benefits as reported in the Summary Compensation Table for each applicable year	(1,832)	-	(92,006)
Subtract grant date fair value of equity awards as reported in the Summary Compensation Table for each applicable year	(500,314)	(350,195)	(273,923)
Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	46,316	62,251	72,991
Add fair value of equity compensation granted and vested in current year—value on vesting date	-	-	-
Add fair value of equity compensation granted in current year—value at end of year-end	444,800	315,489	425,776
Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	5,707	(678,153)	(94,745)
Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	(60,723)	269,774	308,341
Compensation Actually Paid	$1,062,630	$514,823	$1,350,557

Equity Valuation Assumption Difference, Footnote
(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 93.05	94.6	119.48
Peer Group Total Shareholder Return Amount	141.31	116.88	117.5
Net Income (Loss)	$ 103,800,000	$ 103,400,000	$ 151,100,000
Company Selected Measure Amount	2,190,100,000	2,000,800,000	1,826,200,000
Adjustment to Compensation, Amount	$ 170,600,000	$ 166,700,000	$ 195,800,000
PEO Name	Steven S. Sintros	Steven S. Sintros	Steven S. Sintros
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Subtract Change in Actuarial Present Value of Pension Benefits as Reported in Summary Compensation Table for Each Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (169,979)
PEO | Subtract grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table for Each Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,599,847)	$ (1,850,599)	(1,730,230)
PEO | Add Pension Value Attributable To Current Year's Service and Any Change In Pension Value Attributable To Plan Amendments Made In Current Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,489	160,255	193,446
PEO | Add Fair Value of Equity Compensation Granted in Current Year Value at End of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,418,747	904,998	1,983,077
PEO | Add Change as of Vesting Date in Fair Value of Awards From Prior Years That Vested in The Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,738	50,174	(502,705)
PEO | Adjustment to Compensation Add Change in Fair Value of Outstanding Unvested Awards From Prior Years That Were Outstanding as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,931)	(731,430)	615,807
Non-PEO NEO | Subtract Change in Actuarial Present Value of Pension Benefits as Reported in Summary Compensation Table for Each Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,832)		(92,006)
Non-PEO NEO | Subtract grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table for Each Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(500,314)	(350,195)	(273,923)
Non-PEO NEO | Add Pension Value Attributable To Current Year's Service and Any Change In Pension Value Attributable To Plan Amendments Made In Current Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,316	62,251	72,991
Non-PEO NEO | Add Fair Value of Equity Compensation Granted in Current Year Value at End of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	444,800	315,489	425,776
Non-PEO NEO | Add Change as of Vesting Date in Fair Value of Awards From Prior Years That Vested in The Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,707	(678,153)	(94,745)
Non-PEO NEO | Adjustment to Compensation Add Change in Fair Value of Outstanding Unvested Awards From Prior Years That Were Outstanding as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (60,723)	$ 269,774	$ 308,341